UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

Visium Event Driven Fund
Institutional Class (Symbol: VIDIX)
Investor Class (Symbol: VIDVX)

November 30, 2013

Investment Adviser

Visium Asset Management, LP
888 Seventh Avenue, 22nd Floor
New York, New York 10019

Phone: 1-855-9VISIUM
www.visiummutualfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

SCHEDULE OF SECURITIES SOLD SHORT	15

SCHEDULE OF OPTIONS WRITTEN	16

STATEMENT OF ASSETS AND LIABILITIES	17

STATEMENT OF OPERATIONS	18

STATEMENTS OF CHANGES IN NET ASSETS	19

FINANCIAL HIGHLIGHTS	20

NOTES TO FINANCIAL STATEMENTS	22

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	31

NOTICE OF PRIVACY POLICY & PRACTICES	35

ADDITIONAL INFORMATION	36

VISIUM EVENT DRIVEN FUND:  AUGUST – NOVEMBER 2013

Dear Shareholder:

The Visium Event Driven Fund gained +5.3%, net of fees and expenses, since launching August 1st, 2013, compared to the S&P 500’s return of +9.4% during the same period.

Following a 3% decline in the S&P 500 index in August, market pundits quickly pointed out that September is historically a poor month for equities and investors should brace for more losses.  However, the equity markets moved higher as favorable economic data and the Fed’s surprising decision to delay the taper of U.S. Treasury bond and mortgage backed securities purchases boosted stock prices.  The apparent peaceful resolution of a potential military strike on Syria by U.S. led forces also provided relief to the markets.  Over the course of September, we witnessed a large number of mergers and acquisitions (M&A) and restructuring announcements, with the largest being the massive Vodafone sale of its Verizon Wireless stake to Verizon for $130 billion in cash, stock and other consideration.  Huntsman Inc. announced a significant asset purchase from Rockwood Holdings and Applied Materials announced a share exchange merger with Tokyo Electron.  The Applied Materials transaction represents a rare cross border deal in Japan and could result in further deals in that market.  Agilent, Timken, Noble Inc. and National Oilwell Varco all announced spin-off restructurings.

Investors again braced for a potential market decline and increased volatility leading into the government shutdown and debt ceiling deadlines in mid and late October.  However, following a modest decline of 1.5% in leading market indexes early in the month, investors determined that political leaders would reach some type of resolution of the shutdown and debt ceiling whipsawing markets higher.  Third quarter earnings reports largely exceeded analyst expectations and M&A activity remained steady in the month though the pace of M&A announcements remained light given the strength in the equity markets and the low interest rates.  M&A activity was running at levels experienced in 2009 (if you exclude the Verizon Wireless transaction), confirming that deal activity continues to lag the economic and stock market recovery.  However, event driven announcements continued to grow in October and activity in this sub-strategy has been strong.  Event driven transactions have been driven primarily by activist shareholder initiatives and “corporate simplification” announcements.  Companies with important event driven announcements in October, some of which have been represented in the portfolio, included Talisman Energy, Nuance, DuPont, Safeway, Consol Energy, Occidental Petroleum, Ingersoll Rand, QEP Resources, Darden Restaurants and Nokia.

The trend of higher equity prices continued in November, with the S&P 500 Total Return Index posting strong gains.  Market moves continued to be triggered by economic and Fed policy related developments.  Early in November the market experienced near-term weakness associated with a strong gross domestic product (GDP) data release, which increased concerns that the Fed would taper asset purchases more quickly.  These concerns surfaced again late in the month with the release of minutes from the Federal Open Market Committee (FOMC) meetings.  Subsequent comments by incoming Fed Chairman Janet Yellen and current Fed Chairman Ben Bernanke on the likelihood of short-term rates remaining low for some time helped offset concerns associated with future reductions in asset purchases by the Fed.  M&A activity remained steady but is still below trend as the event driven space has continued to grow, driven by corporate simplification transactions (asset sales, spinoffs) and activist shareholder initiatives.

Important contributors to the Fund’s returns during this period included Hartford Financial (long-term restructuring), SunCoke Energy (pending conversion to a master limited partnership structure), WR Grace (undervalued M&A target now emerging from bankruptcy), 21st Century Fox (recently separated from News Corp. through a spinoff) and Liberty Ventures (pending spinoff of TripAdvisor stake).

Despite a relatively low level of activity we believe the outlook for M&A continues to be favorable, with key variables being low interest rates, robust capital markets activity, high cash holdings at U.S. companies and the prospects for modest economic growth.  Restructuring and activist shareholder opportunities should continue to grow strongly.  We believe much of the restructuring activity we are seeing is driven by activist initiatives or the threat of activist initiatives.  Recent reports from hedge fund consultants and op-ed articles authored by leading M&A professionals on shareholder activism have reported that capital flows into activist funds have grown this year, and they now estimate capital devoted to activist strategies of $80-$100 billion.  In the context of the M&A and restructuring market this level of capital committed to activist initiatives is meaningful.  Assuming an activist requires a 5% equity stake in a target in order to exert influence, shareholder activists could impact companies with a combined market capitalization of $1.6-$2.0 trillion dollars.  In the context of a global M&A market that totals roughly $2.0-$2.5 trillion of M&A announcements on an annual basis.  We anticipate that this large pool of activist capital is likely to add meaningfully to the level of M&A and restructuring activity in the coming years.

We thank you for your continued support.

Must be preceded or accompanied by a Prospectus

Mutual fund investing involves risk. Principal loss is possible. Event-driven investments carry the risk that an expected event or transaction may not be completed, or be completed on less favorable terms than expected. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. The fund may make short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Investments in micro, small and medium capitalization companies involve less liquidity and greater volatility than investments in larger companies. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund may purchase IPOs (initial public offerings) which can fluctuate considerably and could have a magnified impact on fund performance when the Fund’s asset base is small. The Fund may invest in other investment companies and ETFs and will bear its share of fees and expenses, in addition to indirectly bearing the principal risks of those underlying funds. The Fund may have a higher turnover rate which could result in higher transaction costs and higher tax liability which may affect returns.

The S&P 500 Index is an unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly into an Index.

Please refer to the schedule of investments on Page 10 of the report for holdings information. Fund Holdings and Sector allocations should not be considered a recommendation to buy or sell any security.  In addition, please note that the Fund holdings and sector allocations are subject to change.

The Visium Event Driven Fund is distributed by Quasar Distributors, LLC.

VISIUM EVENT DRIVEN FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 31, 2013–November 30, 2013).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution and service (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued

VISIUM EVENT DRIVEN FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 31, 2013 –
	July 31, 2013	November 30, 2013	November 30, 2013
Actual**	$1,000.00	$1,053.00	$7.06
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.46	$6.91

*
Expenses are equal to the Fund’s annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.75%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $6.05.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $5.93.

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 31, 2013 –
	July 31, 2013	November 30, 2013	November 30, 2013
Actual**	$1,000.00	$1,053.00	$7.99
Hypothetical (5% return
before expenses)***	$1,000.00	$1,009.06	$7.82

*
Expenses are equal to the Fund’s annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 2.00%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $6.92.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $6.77.

VISIUM EVENT DRIVEN FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is to achieve capital growth while maintaining a low correlation to the U.S. equity markets.  The Fund pursues its investment objective by employing an event-driven investment approach targeting the equity and fixed income securities of companies that the Adviser believes will be impacted by pending or anticipated corporate events.  Such corporate events include, but are not limited to, mergers, acquisitions, spin-offs, bankruptcy restructurings, stock buybacks, industry consolidations, large capital expenditure programs, significant management changes, self-liquidations or other similar events.

Portfolio Allocation
As of November 30, 2013
% of Net Assets

Continued

VISIUM EVENT DRIVEN FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns—For Periods Ended November 30, 2013

		Since
		Inception
	3 Month	July 31, 2013
Visium Event Driven Fund – Institutional Class	6.26%	5.30%
Visium Event Driven Fund – Investor Class	6.26%	5.30%
S&P 500 Index	11.16%	7.95%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-9VISIUM.

Investment performance for the Fund reflects the waiver and recovery of previously waived expenses by the Adviser.  In the absence of such waivers, total returns would be reduced.

The returns shown in the table above and the following graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph below illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date.  The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.  The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Continued

VISIUM EVENT DRIVEN FUND
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*  Inception Date July 31, 2013.

Investor Class
Growth of $10,000 Investment

*  Inception Date July 31, 2013.

VISIUM EVENT DRIVEN FUND

Schedule of Investments

November 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS – 91.54%

Airlines – 2.34%
AMR Corp. (a)	8,077	$97,085
US Airways Group, Inc. (a)	7,306	171,545
		268,630

Automobiles – 1.44%
Fiat SpA (a)(b)	20,862	165,136

Biotechnology – 6.27%
Elan Corp. PLC – ADR (a)	16,564	299,477
Theravance, Inc. (a)(c)	11,156	421,251
		720,728

Chemicals – 2.48%
Ashland, Inc.	3,127	284,807

Commercial Banks – 2.16%
CapitalSource, Inc.	10,138	142,540
Sterling Financial Corp.	3,244	105,917
		248,457

Commercial Services & Supplies – 1.94%
Iron Mountain, Inc. (a)	7,908	222,373

Diversified Consumer Services – 0.22%
Service Corp International	1,372	24,792

Diversified Financial Services – 0.00%
IntercontinentalExchange Group, Inc. (a)	1	166

Electric Utilities – 1.27%
NV Energy, Inc.	6,178	146,110

Electrical Equipment – 0.06%
Coleman Cable, Inc.	286	7,021

Electronic Equipment, Instruments & Components – 0.48%
Molex, Inc.	1,431	55,294

Food & Staples Retailing – 7.89%
Harris Teeter Supermarkets, Inc.	4,415	218,013
Safeway, Inc.	10,057	351,693
Shoppers Drug Mart Corp. (b)	6,006	329,763
Spartan Stores, Inc.	317	7,350
		906,819

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS – 91.54% (Continued)

Food Products – 4.06%
WhiteWave Foods Co. (a)(c)	21,962	$467,132

Health Care Equipment & Supplies – 4.98%
ICU Medical, Inc. (a)(c)	5,003	328,622
MAKO Surgical Corp. (a)	8,141	243,904
		572,526

Health Care Providers & Services – 1.17%
Extendicare, Inc.	17,969	115,673
Health Management Associates, Inc. (a)	1,462	19,138
		134,811

Household Durables – 3.47%
Lennar Corp.	13,453	399,016

Insurance – 7.64%
Hartford Financial Services Group, Inc. (c)	24,653	878,386

IT Services – 1.66%
Lender Processing Services, Inc.	5,418	190,226

Life Sciences Tools & Services – 2.76%
Life Technologies Corp. (a)	4,186	316,880

Machinery – 1.42%
Edwards Group Ltd. – ADR (a)	880	8,994
Timken Co.	2,986	154,555
		163,549

Media – 11.79%
Comcast Corp.	975	46,946
Liberty Global PLC (a)(b)	2,307	187,905
Liberty Media Corp. (a)	2,927	449,177
News Corp. (a)(c)	35,358	635,030
RLJ Entertainment, Inc. (a)	8,423	35,798
		1,354,856

Metals & Mining – 7.96%
Gold Fields Ltd. – ADR	64,949	260,445
SunCoke Energy, Inc. (a)	28,886	654,846
		915,291

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS – 91.54% (Continued)

Multiline Retail – 0.66%
JC Penney Co., Inc. (a)	7,459	$76,007

Oil, Gas & Consumable Fuels – 9.01%
Berry Petroleum Co.	162	8,152
Coastal Energy Co. (a)(b)	2,743	48,610
Hess Corp.	4,234	343,504
Occidental Petroleum Corp. (c)	5,596	531,396
Royal Dutch Shell PLC – ADR	1,560	104,052
		1,035,714

Paper & Forest Products – 0.02%
Ainsworth Lumber Co. Ltd. (a)(b)	482	1,737

Pharmaceuticals – 0.21%
ViroPharma, Inc. (a)	477	23,616

Semiconductors & Semiconductor Equipment – 2.37%
RDA Microelectronics, Inc. – ADR	2,414	42,535
Spreadtrum Communications, Inc. – ADR	7,523	230,279
		272,814

Software – 1.73%
Asiainfo-Linkage, Inc. (a)	2,624	30,622
Nuance Communications, Inc. (a)	12,415	167,851
		198,473

Specialty Retail – 1.54%
Office Depot, Inc. (a)	32,458	176,572

Wired Telecommunications Carriers – 0.01%
Adelphia Recovery Trust (a)	510,588	1,021

Wireless Telecommunication Services – 2.53%
Leap Wireless International, Inc. (a)	3,950	65,610
T-mobile US, Inc. (a)	3,425	89,084
Vodafone Group PLC – ADR	3,664	135,898
		290,592
TOTAL COMMON STOCKS (Cost $10,174,027)		10,519,552

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Shares	Value

CORPORATE BONDS – 0.05%
Adelphia Communications Corp.
7.50%, 01/15/2004	237,265	$2,135
7.75%, 01/15/2009	188,958	945
10.25%, 06/15/2011	304,655	2,742
7.88%, 05/01/2009	54,446	272
TOTAL CORPORATE BONDS (Cost $6,094)		6,094

REAL ESTATE INVESTMENT TRUSTS – 6.18%
Chatham Lodging Trust	527	10,851
Cole Real Estate Investment, Inc.	11,271	161,288
Newcastle Investment Corp.	37,331	204,947
Starwood Property Trust, Inc.	11,946	332,935
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $685,124)		710,021

WARRANTS – 0.02%
RLJ Entertainment, Inc. (a)	3,980	2,289
TOTAL WARRANTS (Cost $1,393)		2,289

	Contracts

PURCHASED OPTIONS – 0.57%

Call Options – 0.28%
US Airways Group, Inc.
Expiration: January, 2014, Exercise Price: $20.000	88	32,120
TOTAL CALL OPTIONS (Cost $26,689)		32,120

Put Options – 0.29%
Asiainfo-Linkage, Inc.
Expiration: January, 2014, Exercise Price: $11.000	26	260
Leap Wireless International, Inc.
Expiration: April, 2014, Exercise Price: $13.000	93	1,349
Lender Processing Services, Inc.
Expiration: December, 2013, Exercise Price: $29.000	21	52
MAKO Surgical Corp.
Expiration: January, 2014, Exercise Price: $20.000	17	43
Expiration: January, 2014, Exercise Price: $27.500	81	202
RDA Microelectronics, Inc.
Expiration: December, 2013, Exercise Price: $17.500	24	540
Safeway, Inc.
Expiration: December, 2013, Exercise Price: $33.000	29	1,015
Spreadtrum Communications, Inc.
Expiration: December, 2013, Exercise Price: $28.000	41	205
Expiration: December, 2013, Exercise Price: $29.000	26	195

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 0.57% (Continued)

Put Options – 0.29% (Continued)
Theravance, Inc.
Expiration: January, 2014, Exercise Price: $39.000	88	$29,480
ViroPharma, Inc.
Expiration: January, 2014, Exercise Price: $40.000	5	50
TOTAL PUT OPTIONS (Cost $58,376)		33,391
TOTAL PURCHASED OPTIONS (Cost $85,065)		65,511
TOTAL INVESTMENTS (Cost $10,951,703) – 98.36%		11,303,467
Other Assets in Excess of Liabilities – 1.64%		188,469
TOTAL NET ASSETS – 100.00%		$11,491,936

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for options written.

Abbreviations:
ADRAmerican Depositary Receipt
PLCPublic Limited Company.
SpASocietà per Azioni is the Italian term for a limited share company.
Ltd.Limited Liability Company

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Securities Sold Short

November 30, 2013 (Unaudited)

	Shares	Value
American Realty Capital Properties, Inc.	9,539	$125,056
AT&T, Inc.	685	24,119
Community Health Systems, Inc. (a)	101	4,166
Fidelity National Financial, Inc.	1,496	43,489
iShares Russell 2000 ETF	7,700	874,027
Lennar Corp.	13,453	481,079
Liberty Global PLC (a)	2,557	219,416
LinnCo, LLC	274	8,543
Loblaw Companies Ltd. (a)	3,583	145,438
Mens Wearhouse, Inc.	1,369	69,983
PacWest Bancorp	2,877	118,360
Perrigo Co.	1,145	178,494
Royal Dutch Shell PLC	1,560	109,107
Sirius Xm Holdings, Inc.	54,802	206,604
Spartan Stores, Inc.	319	7,401
SPDR S&P 500 ETF Trust	4,750	859,750
Umpqua Holdings, Corp.	5,078	93,486
US Airways Group, Inc. (a)	7,459	175,137
Verizon Communications, Inc.	1,276	63,315
TOTAL SECURITIES SOLD SHORT (Proceeds $3,709,351)		$3,806,970

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Schedule of Options Written

November 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Theravance, Inc.
Expiration: January, 2014, Exercise Price: $47.00	3	$105
TOTAL CALL OPTIONS		105

PUT OPTIONS
Thervance, Inc.
Expiration: January, 2014, Exercise Price: $32.00	88	6,380
TOTAL PUT OPTIONS		6,380
TOTAL OPTIONS WRITTEN (Premiums received $11,151)		$6,485

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

Assets
Investments, at value (cost of $10,951,703)	$11,303,467
Cash	201,760
Foreign currencies (cost $156,783)	155,366
Dividends and interest receivable	8,667
Receivable from Adviser	18,901
Receivable for investments sold	75,614
Receivable for Fund shares sold	8,000
Deposit for short sales at broker	3,643,572
Other assets	25,560
Total Assets	15,440,907

Liabilities
Securities sold short, at value (proceeds $3,709,351)	3,806,970
Written options, at value (premiums received of $11,151)	6,485
Payable for investments purchased	71,559
Payable to affiliates	48,708
Payable for distribution fees	6
Payable for shareholder servicing fees	2,299
Accrued expenses and other liabilities	12,944
Total Liabilities	3,948,971
Net Assets	$11,491,936

Net assets consist of:
Paid-in capital	$11,129,432
Accumulated net investment income (loss)	(20,861)
Accumulated net realized gain (loss)	125,980
Net unrealized appreciation (depreciation) on:
Investments	371,318
Securities sold short	(97,619)
Foreign currency translation	(1,426)
Purchased options	(19,554)
Written options	4,666
Net Assets	$11,491,936

Institutional Class Shares
Net assets	$11,457,948
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,088,006
Net asset value, redemption price and offering price per share	$10.53

Investor Class Shares
Net assets	$33,988
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,228
Net asset value and redemption price per share	$10.53

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statement of Operations

For the Period Ended November 30, 2013(1) (Unaudited)

Investment Income
Dividend income(2)	$25,981
Interest income	67
Total Investment Income	26,048

Expenses
Investment advisory fees	28,732
Administration fees	27,183
Federal and state registration fees	13,530
Transfer agent fees and expenses	12,546
Audit and tax fees	7,749
Dividends on short positions	6,678
Custody fees	3,321
Fund accounting fees	2,829
Legal fees	2,829
Chief compliance officer fees and expenses	2,829
Shareholder servicing fees	2,299
Reports to shareholders	1,968
Trustees’ fees and related expenses	1,968
Distribution fees – Investor Class	6
Other expenses	2,022
Total Expenses	116,489
Less waivers and reimbursement by Adviser (Note 4)	(69,580)
Net Expenses	46,909

Net Investment Loss	(20,861)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	214,244
Short transactions	(90,713)
Foreign currency translation	(2,860)
Purchased options	(1,998)
Written options	7,307
Net change in unrealized appreciation (depreciation) on:
Investments	371,318
Short transactions	(97,619)
Foreign currency translation	(1,426)
Purchased options	(19,554)
Written options	4,666
Net Realized and Unrealized Gain on Investments	383,365
Net Increase in Net Assets from Operations	$362,504
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	Net of $545 in foreign withholding tax and issuance fees

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND

Statements of Changes in Net Assets

Period Ended
11/30/2013(1)
(Unaudited)
From Operations
Net investment loss	$(20,861)
Net realized gain (loss) on:
Investments	214,244
Short transactions	(90,713)
Foreign currency translation	(2,860)
Purchased options	(1,998)
Written options	7,307
Net change in unrealized appreciation (depreciation) on:
Investments	371,318
Short transactions	(97,619)
Foreign currency translation	(1,426)
Purchased options	(19,554)
Written options	4,666
Net increase in net assets from operations	362,504

From Capital Share Transactions
Proceeds from shares sold – Investor Class	33,500
Proceeds from shares sold – Institutional Class	6,832,323
Proceeds from shares issued from transfer-in-kind – Institutional Class(2)	4,597,015
Payments for shares redeemed – Institutional Class	(333,406)
Net increase in net assets from capital share transactions	11,129,435
Total increase in net assets	11,491,936

Net Assets
Beginning of Period	—
End of Period	$11,491,936

Accumulated Net Investment Loss	$(20,861)
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	See Note 7 to financial statements.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND – INVESTOR CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.04)
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.53
Net Asset Value, End of Period	$10.53
Total Return(3)	5.30%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$34
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(4)(5)	17.70%
After waivers and reimbursements of expenses(4)(5)	2.31%
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements of expenses(5)	(16.56)%
After waivers and reimbursements of expenses(5)	(1.17)%
Portfolio turnover rate(3)	109.72%
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 17.39% and 2.00% for the period ended November 30, 2013.

(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND – INSTITUTIONAL CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments	0.56
Total from investment operations	0.53
Net Asset Value, End of Period	$10.53
Total Return(3)	5.30%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11,458
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(4)(5)	5.06%
After waivers and reimbursements of expenses(4)(5)	2.04%
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements of expenses(5)	(3.92)%
After waivers and reimbursements of expenses(5)	(0.91)%
Portfolio turnover rate(3)	109.72%
________
(1)	The Fund commenced operations on July 31, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 4.77% and 1.75% for the period ended November 30, 2013.

(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements
November 30, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Visium Event Driven Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital growth while maintaining a low correlation to the U.S. equity markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stocks	$10,519,552	$—	$—	$10,519,552
Corporate Bonds	—	6,094	—	6,094
Purchased Options	65,511	—	—	65,511
Real Estate Investment Trusts	710,021	—	—	710,021
Warrants	2,289	—	—	2,289
Total Assets	$11,297,373	$6,094	$—	$11,303,467
Liabilities:
Securities Sold Short	$3,806,970	$—	$—	$3,806,970
Written Options	6,485	134,145	—	140,630
Total Liabilities	$3,813,455	$134,145	$—	$3,947,600

(1)	See the Schedule of Investments for industry classifications

During the period ended November 30, 2013, no securities were transferred into or out of Level 1 or 2.  The Fund held no Level 3 securities throughout the period.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of November 30, 2013:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets &		Assets &
Derivatives not accounted	Liabilities		Liabilities
for as hedging instruments	Location	Value	Location	Value
Equity Contracts – Options			Options
	Investments,		written,
	at value	$65,511	at value	$6,485
Total		$65,511		$6,485

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2013:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts – Options	$(1,998)	$7,307	$5,309
Total	$(1,998)	$7,307	$5,309

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts – Options	$(19,554)	$4,666	$(14,888)
Total	$(19,554)	$4,666	$(14,888)

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels.  Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Liabilities:

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statement
	Gross	Statement	Statement	of Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written Options	$6,485	$—	$6,485	$—	$6,485	$—

(b)	Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Transactions in options written during the period ended November 30, 2013 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	—	$—
Options written	77	10,059
Options terminated in closing transactions	(74)	(9,331)
Outstanding, end of period	3	$728

	Contracts	Premiums
Put Options
Outstanding, beginning of period	—	$—
Options written	94	10,751
Options terminated in closing transactions	(6)	(329)
Outstanding, end of period	88	$10,423

As of November 30, 2013, the fair value of long positions which served as collateral for call options written was $1,625,428.

Transactions in purchased options during the period ended November 30, 2013 were as follows:

Contracts
Outstanding, beginning of period	—
Options purchased	980
Options terminated in closing transactions	(135)
Options exercised	(24)
Options expired	(282)
Outstanding, end of period	539

(c)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(d)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

(e)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

(g)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

(i)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with Visium Asset Management, LP (the “Adviser”) to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Fund’s other expenses at least through July 30, 2016 to the extent necessary to ensure that the Fund’s total annual operating expenses (exclusive of dividends on short positions, brokerage and commission expenses, interest and tax expenses, distribution fees and extraordinary, non-recurring expenses and acquired fund fees and expenses) do not exceed an annual rate of 1.75% and 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for Institutional Class and Investor Class, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(4)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended November 30, 2013, the Fund accrued expenses of $6 pursuant to the 12b-1 Plan.

The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Fund which authorizes it to pay up to 0.10% of the Fund’s average daily net assets to other financial institutions for shareholder servicing. During the period ended November 30, 2013, the Fund accrued expenses of $2,299 pursuant to the Shareholder Servicing Plan.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  For the period ended November 30, 2013, the Fund incurred $27,183 in administration fees.  At November 30, 2013, the Fund owed the Administrator fees of $27,183.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended November 30, 2013, the Fund incurred $2,829, $12,546, and $3,321 in fund accounting, transfer agency, and custody fees, respectively.  At November 30, 2013, the Fund owed fees of $2,829, $12,546 and $3,321 for fund accounting, transfer agency, and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended November 30, 2013, the Fund was allocated $2,829 of the Trust’s Chief Compliance Officer fee.  At November 30, 2013, the Fund owed fees of $2,829 to USBFS for Chief Compliance Officer services.

VISIUM EVENT DRIVEN FUND
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class
Period Ended
November 30, 2013
Shares sold	661,207
Shares issued from transfer in-kind	459,702
Shares redeemed	(32,903)
Net increase	1,088,006

Investor Class
Period Ended
November 30, 2013
Shares sold	3,228
Net increase	3,228

(1)	The Fund commenced operations on July 31, 2013.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short for the Fund for the period ended November 30, 2013, were $17,375,783 and $6,414,169, respectively. There were no purchases or sales of U.S. government securities for the Fund.

During the period ended November 30, 2013, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a fair value of $4,597,015.

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 25, 2013 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Visium Event Driven Fund (the “Fund”), a series of the Trust, and Visium Asset Management, LP, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Agreement; (4) the fact that the Adviser agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the April 25, 2013 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Board noted that Mr. Duggan Jensen, Project Manager, and Mr. David Keily, General Counsel and CCO, each of Visium, had attended the meeting of the Board held on January 24, 2013 and had provided information concerning the investment objective and strategies that would be applied to select investments for the Fund, and reviewed the background and qualifications of Mr. Francis X. Gallagher and Mr. Peter A. Drippé in serving as the Fund’s portfolio managers.  The Trustees noted that at the January 24, 2013 meeting, Mr. Jensen had reviewed the history of Visium and its operations and staff who would provide management and marketing services to the Fund.  Mr. Jensen had also provided detailed information concerning Visium’s marketing plans and the potential sources of initial assets Visium had identified for the Fund.  The Board also noted that the meeting with Visium on January 24, 2013 had also included a discussion of Visium’s compliance program, including Mr. Keily’s qualifications related to his role as the firm’s CCO and Mr. Keily’s report to the Board on April 24, 2013 included a detailed discussion of the recent examination of Visium by the SEC.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing goals and its commitment to the growth of Fund assets and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser, which were included in the Meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by the Adviser at the January 24, 2013 meeting.  The Trustees, in consultation with their independent counsel, reviewed a summary of the Adviser’s policies and procedures and compliance program provided by the Adviser and were assured by the Trust’s CCO that the Adviser’s policies and procedures and compliance program were compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees also discussed the compliance program with Mr. Keily during the Trustees’ meeting held on April 24, 2013.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Jensen’s and Mr. Keily’s presentation at the January 24, 2013 meeting, during which Mr. Jensen provided information concerning the Adviser’s process for identifying and selecting potential investments for the Fund.  The Trustees also noted Mr. Jensen discussed the founding of the Adviser and the investment management experience of Mr. Gallagher and Mr. Drippé, who will serve as the Fund’s portfolio managers.  The Trustees reviewed the performance of the Visium Catalyst Event Driven Fund, LP, a limited partnership managed by the Adviser on a fully discretionary basis, and the Adviser’s proposal to convert the assets of the limited partnership into the Fund in connection with the launch of the Fund.  The Trustees noted the portfolio managers had each participated in the management of the Fund through its predecessor limited partnership.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed statistical information and other

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

materials provided in the Meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to a peer group of market neutral funds, as compiled by Morningstar Direct, which had been included in the Meeting materials.  The Board considered the Fund’s proposed management fee of 1.250%, noting that the fee fell at the bottom of the third quartile for its peer group, above the peer group average fee of 1.173%, which fell into the second quartile.  The Board further noted that the Adviser had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 2.00% and 1.750% of the Fund’s average annual assets for Investor Class shares and Institutional Class shares, respectively, which put the Fund’s total expense ratio into the third quartile for Investor Class shares and the bottom of the third quartile for Institutional Class shares, as compared to the peer group peer group average of 1.775%, which fell into the third quartile.  The Trustees also considered the overall profitability of the Adviser that may result from its management of the Fund, reviewing the Adviser’s financial information, including a pro forma income statement for the Fund, and noting that the Adviser may need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization anticipated by the Adviser.

The Trustees also compared the management fee to be paid by the Fund to the fees paid by the Visium Catalyst Event Driven Fund, LP, noting that the limited partnership charged a higher management fee and an additional performance fee.

The Trustees concluded that the Fund’s expenses and the fees to be paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided to the Fund by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed management fees and the Fund’s expenses.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

VISIUM EVENT DRIVEN FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

VISIUM EVENT DRIVEN FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

VISIUM EVENT DRIVEN FUND
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-9VISIUM.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	30	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette		(an open-end
			University		investment
			(2004–present).		company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	30	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

VISIUM EVENT DRIVEN FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing	30	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 70		2009	Officer (“CAO”)		Endowment
			and Chief		fund complex
			Compliance		(three closed-
			Officer (“CCO”),		end investment
			Granite Capital		companies);
			International		Independent
			Group, L.P. (an		Trustee, Gottex
			investment		Multi-
			management		Alternatives
			firm) (1994–		fund complex
			2011); Vice		(three closed-
			President,		end investment
			Secretary,		companies);
			Treasurer and		Independent
			CCO of Granum		Manager,
			Series Trust (an		Ramius
			open-end		IDF, fund
			investment		complex (two
			company)		closed-end
			(1997–2007);		investment
			President, CAO		companies).
and CCO,
Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	30	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 51		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

VISIUM EVENT DRIVEN FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp
Age: 39	and	2013	Fund Services,
	Principal		LLC (2002–
	Financial and		present).
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp
Milwaukee, WI 53202		November 15,	Fund Services,
Age: 34		2005	LLC (2004–
present).

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President, U.S.
Milwaukee, WI 53202	Officer, Vice	January 26,	Bancorp Fund
Age: 66	President	2011	Services, LLC
	and Anti-		(2001–present).
Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp
Age: 31		2011	Fund Services,
LLC (2008–
present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995.  These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-9VISIUM.  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record during the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Fund toll free at 1-855-9VISIUM or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-9VISIUM to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

VISIUM EVENT DRIVEN FUND

Investment Adviser	Visium Asset Management, LP
888 Seventh Avenue, 22nd Floor
New York, New York 10019

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/John Buckel
 John Buckel, President

Date February 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Buckel
 John Buckel, President

Date February 3, 2014

By (Signature and Title)* /s/Jennifer Lima
Jennifer Lima, Treasurer

Date February 3, 2014

* Print the name and title of each signing officer under his or her signature.